Quarterly Report
December 31, 2022
MFS®  Arkansas
Municipal Bond Fund
MAR-Q3

Portfolio of Investments
12/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 100.0%
Airport Revenue – 1.1%
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	$1,225,000	$1,255,010
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	94,403
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	106,145
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	80,653
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	125,000
		$1,661,211
General Obligations - General Purpose – 4.5%
Arkansas Higher Education, General Obligation, 4%, 6/01/2029	$2,000,000	$2,035,997
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	375,000	332,740
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	80,000	83,929
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040 (w)	550,000	575,596
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	225,000	227,414
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	20,032	18,566
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	77,204	41,733
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	66,814	67,318
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	66,209	67,458
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	65,135	66,647
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	63,265	65,414
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	59,992	52,017
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	111,025	93,437
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	46,282	37,862
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	62,925	49,270
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	216,442	162,264
Little Rock, AR, Library Construction Refunding, 4%, 3/01/2036	1,500,000	1,543,856
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	123,850
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	119,441
State of Illinois, General Obligation, “A”, 4%, 3/01/2040	215,000	186,821
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	345,000	297,746
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	210,000	179,029
		$6,428,405
General Obligations - Schools – 9.3%
Benton County, AR, Bentonville School District No. 6 Construction Refunding, “B”, 4%, 6/01/2037	$1,500,000	$1,508,090
Benton County, AR, Bentonville School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	1,000,000	954,241
Benton County, AR, Bentonville School District No. 6 Construction, “G”, 2.25%, 6/01/2046	1,000,000	662,548
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,184
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	625,366
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	2,060,000	1,959,552
Fort Smith, AR, School District No. 100 Construction, “B”, 2.75%, 2/01/2045	1,370,000	1,040,140
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2041	1,100,000	1,012,485
Greene County, AR, Tech School District No. T-1, Construction Refunding, 3.75%, 4/01/2042	1,000,000	895,633
Johnson County, AR, Clarksville School District No. 17 Refunding, 0.5%, 12/01/2024	350,000	327,026
Little Rock, AR, School District & Construction of Pulaski County, 3%, 2/01/2030	1,030,000	1,027,233
Little Rock, AR, School District & Construction, “A”, BAM, 3%, 2/01/2048	755,000	583,803
North Little Rock, AR, School District No. 1, 2%, 2/01/2027	2,000,000	1,899,930
North Little Rock, AR, School District No. 1, 2%, 2/01/2038	865,000	629,234
		$13,410,465
Healthcare Revenue - Hospitals – 12.0%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	$2,000,000	$2,066,631
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	1,000,000	1,041,577
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2034	740,000	777,457
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	1,000,000	996,346
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	750,000	660,178
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	1,250,000	978,778

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	$1,900,000	$1,928,913
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 4%, 2/01/2042	990,000	890,099
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,671,437
Batesville, AK, Public Facilities Board, Hospital Rev. (White River Health System, Inc.), 5%, 6/01/2027	500,000	525,602
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	90,000	77,586
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	30,000	25,162
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	918,664
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	20,000	14,505
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	810,000	762,652
Montgomery County, MD, Rev. (Trinity Health Credit Group), 5%, 12/01/2045	300,000	306,015
Pulaski County, AR, Public Facilities Board, Healthcare Rev., 5.5%, 7/01/2043 (Prerefunded 7/01/2023)	750,000	758,700
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	2,820,000	2,894,109
		$17,294,411
Industrial Revenue - Other – 0.3%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	$170,000	$111,314
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	390,000	280,237
		$391,551
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$102,525
Miscellaneous Revenue - Other – 2.8%
Arkansas Development Finance Authority, Public Safety Charges Rev. (Division of Emergency Management Project), 4%, 6/01/2045	$1,000,000	$964,707
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	2,000,000	2,072,590
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	60,000	61,579
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	375,000	340,215
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	560,000	555,421
		$3,994,512
Multi-Family Housing Revenue – 0.3%
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$438,149	$423,084
Sales & Excise Tax Revenue – 17.0%
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2034	$1,000,000	$924,263
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2035	1,000,000	906,995
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2036	785,000	696,067
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 4%, 12/01/2029	250,000	264,197
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 4%, 12/01/2030	100,000	105,286
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2044	1,585,000	556,836
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	853,380
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,153,299
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2032	350,000	328,346
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2033	370,000	342,592
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2034	380,000	344,812
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2036	400,000	351,346
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	10,000	10,563
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	10,000	10,634
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	10,000	10,693
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	110,000	95,866
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	415,000	425,496
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,158,658
Mississippi County, AR, 4%, 6/01/2036	650,000	651,895
Mountain View, AK, Sales and Use Tax Rev., BAM, 4%, 11/01/2027	335,000	352,117

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2031	$335,000	$322,914
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2032	395,000	375,638
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2033	405,000	381,217
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2034	415,000	387,488
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2035	425,000	387,533
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,164,053
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	36,000	33,027
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	122,000	107,842
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,108,000	1,913,916
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	235,000	211,697
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	120,000	108,101
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	2,000	1,705
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	62,000	53,791
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	5,000	4,664
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	66,000	53,395
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	12,000	8,745
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	593,000	386,293
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	568,000	330,407
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,189,000	539,351
Rogers, AR, Sales & Use Tax Rev., 4%, 11/01/2032	1,060,000	1,090,539
Rogers, AR, Sales & Use Tax Rev., 4%, 11/01/2033	2,495,000	2,560,133
Rogers, AR, Sales & Use Tax Rev., “B”, 5%, 11/01/2036	2,000,000	2,122,993
Springdale, AR, Sales & Use Tax Rev., BAM, 4%, 4/01/2031	1,000,000	1,015,653
Springdale, AR, Sales & Use Tax Rev., BAM, 5%, 4/01/2037	1,000,000	1,019,026
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	280,000	230,602
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	200,000	168,055
		$24,522,119
Secondary Schools – 0.6%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$683,026
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	250,000	241,039
		$924,065
State & Local Agencies – 4.7%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$2,608,692
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	840,000	806,925
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 3.94% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	1,315,000	1,034,290
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	385,000	401,887
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2044	580,000	591,320
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	2,360,000	897,818
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	525,000	499,944
		$6,840,876
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$15,000	$13,973
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	185,000	148,784
		$162,757
Tax - Other – 4.1%
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	$2,000,000	$2,008,664
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,092,386
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), ”C-3“, 3%, 5/15/2051	890,000	668,888
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	82,183
		$5,852,121

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$14,500
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	13,000	13,033
		$27,533
Tobacco – 2.7%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$2,120,159
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	412,937
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	185,000	158,306
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	750,000	651,000
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	550,000	486,274
		$3,828,676
Toll Roads – 1.2%
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	$1,000,000	$899,594
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	230,000	234,249
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	182,859
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041	500,000	378,706
		$1,695,408
Transportation - Special Tax – 2.5%
HTA CL-6, TR CTFS CL-2031 Units, 5.25%, 7/01/2031	$557,334	$549,930
New Jersey Economic Development Authority Rev. (NJ Transit Transportation Project), 4%, 11/01/2044	1,015,000	892,316
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	65,000	65,759
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	310,000	327,458
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	125,000	129,626
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 4%, 6/15/2044	1,775,000	1,562,116
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	125,000	127,134
		$3,654,339
Universities - Colleges – 16.5%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,505,639
Arkansas State University, Student Fee Rev. (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	545,610
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2032	450,000	501,969
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2033	475,000	528,133
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 4%, 12/01/2035	410,000	417,438
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 5%, 12/01/2047	1,000,000	1,080,652
Board of Trustees of the University of Arkansas, Various Facilities Rev. (UAPB Campus), 4%, 12/01/2052	1,000,000	921,751
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College Issue), “M”, 3%, 7/01/2047	1,120,000	795,579
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	620,000	501,600
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 4%, 10/01/2034	500,000	497,724
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 4%, 10/01/2035	500,000	492,090
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 4%, 10/01/2038	650,000	618,894
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	60,049
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	65,128
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,045,888
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	344,322
University of Arkansas Facilities Rev. (Fayetteville Campus), 5%, 11/01/2047	1,500,000	1,570,230
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,591,740
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 10/01/2025	780,000	789,971
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,028,869
University of Arkansas Facilities Rev. (UAMS Campus), “A”, 5%, 12/01/2045	955,000	1,033,980
University of Arkansas Facilities Rev. (UAMS Northwest Arkansas), “A”, 5%, 4/01/2040	500,000	550,228

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Arkansas Facilities Rev. (UAMS Northwest Campus), “A”, 5%, 4/01/2047	$2,000,000	$2,158,884
University of Arkansas, Various Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2047	2,000,000	2,167,127
University of Central Arkansas Student Fee Rev., “A”, AGM, 5%, 11/01/2038	500,000	523,660
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	513,621
		$23,850,776
Universities - Dormitories – 2.2%
Arkansas Technology University Student Fee Rev., “A”, BAM, 5%, 12/01/2042	$500,000	$526,632
Arkansas Technology University Student Fee Rev., “A”, BAM, 4.5%, 12/01/2047	500,000	504,484
Arkansas Technology University Student Fee Rev., “A”, BAM, 4.5%, 12/01/2052	1,000,000	1,003,647
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	1,130,000	1,157,752
		$3,192,515
Utilities - Electric Power – 0.4%
Texas Municipal Power Agency, Transmission System Rev., AGM, 2%, 9/01/2033	$625,000	$517,171
Utilities - Municipal Owned – 3.8%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$1,053,204
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,050,584
Conway, AR, Electric Improvement Rev., “A”, 4%, 12/01/2043	1,915,000	1,854,502
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	10,800
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	155,000	111,600
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	260,000	187,200
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	410,000	299,300
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	65,000	47,450
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	30,000	21,675
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	10,988
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	145,000	106,212
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	135,000	135,802
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	60,000	43,200
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	70,000	51,100
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	7,300
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	210,000	153,300
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	14,931
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	7,263
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	25,000	18,312
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	68,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	110,000	80,575
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	35,000	25,637
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	69,587
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	80,000	58,200
		$5,487,122
Water & Sewer Utility Revenue – 13.8%
Benton County, AR, Washington Regional Public Water Authority Rev., BAM, 4%, 10/01/2052	$500,000	$477,004
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039	525,000	515,696
Fort Smith, AR, Water and Sewer and Construction Rev., 5%, 10/01/2035	3,850,000	4,149,763
Fort Smith, AR, Water and Sewer Refunding Construction Rev., 5%, 10/01/2031	500,000	546,869
Fort Smith, AR, Water and Sewer Refunding Rev., BAM, 5%, 10/01/2028	1,370,000	1,470,525
Fort Smith, AR, Water and Sewer Rev., BAM, 3%, 10/01/2029	325,000	321,346
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,072,274
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	86,097
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	500,000	491,958
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	245,000	247,840
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	245,000	246,736
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	200,000	198,216
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2047	1,000,000	739,631
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2050	1,000,000	712,617

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Hot Springs, AR, Wastewater Rev., “C”, BAM, 4.5%, 12/01/2052	$2,000,000	$1,991,097
Hot Springs, AR, Waterworks & Construction Refunding Rev., BAM, 4.25%, 10/01/2047 (w)	1,500,000	1,447,826
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2035	1,125,000	1,155,409
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2039	1,000,000	983,569
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2041	500,000	484,204
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,621,314
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	750,000	670,889
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	50,000	51,333
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	65,000	66,409
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	30,694
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	76,527
		$19,855,843
Total Municipal Bonds		$144,117,485
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$245,000	$209,892
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	492,082	124,869
Total Bonds		$334,761
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$284,048	$124,271
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 4.02% (v)	344,425	$344,528

Other Assets, Less Liabilities – (0.6)%		(814,870)
Net Assets – 100.0%		$144,106,175
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $344,528 and $144,576,517, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,706,223, representing 1.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$144,241,756	$—	$144,241,756
U.S. Corporate Bonds	—	334,761	—	334,761
Mutual Funds	344,528	—	—	344,528
Total	$344,528	$144,576,517	$—	$144,921,045
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,147,208	$44,278,877	$45,081,242	$(398)	$83	$344,528

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$35,595	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2022, are as follows:
Arkansas	77.1%
Puerto Rico	4.8%
Illinois	3.0%
New Jersey	2.6%
Massachusetts	2.1%
Texas	1.7%
Guam	1.3%
California	1.1%
Pennsylvania	1.1%
Washington DC	0.8%
New York	0.7%
Colorado	0.6%
North Carolina	0.6%
Ohio	0.6%
Connecticut	0.6%
Maryland	0.5%
Virginia	0.5%
Michigan	0.4%
South Carolina	0.3%
Wisconsin	0.3%
New Hampshire	0.3%
Iowa	0.1%
Indiana	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.